FIRST INVESTORS LIFE LEVEL PREMIUM
                             VARIABLE LIFE INSURANCE
                              (SEPARATE ACCOUNT B)
                         SUPPLEMENT DATED JULY 13, 1998
                       TO PROSPECTUS DATED APRIL 30, 1998


The following sentence replaces the first sentence under "Optional Insurance Benefits-12 YEAR LEVEL TERM RIDER" on page 30:


The 12 Year Level Term Insurance rider is available at issue ages 18 to 58 for an amount equal to (a) the Policy face amount or (b) two times the Policy face amount.


SEPB798